Related Party Transactions	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - Related Party Transactions

On March 18, 2024, the Company’s wholly-owned subsidiary, NextTrip, entered into an unsecured promissory note for a line of credit with Donald Monaco and William Kerby, the Company’s Chairman of the board of directors and Chief Executive Officer, respectively, for the aggregate principal amount of $500,000 with an initial advance of $125,000, provided that the aggregate principal amount of the note does not exceed $500,000 at any time. Under the terms of the note, advances under the line of credit may be made at the Company’s request until August 31, 2024. The note bears an annual interest rate of 7.5% and matures on February 28, 2025, and may be prepaid by the Company at any time prior to maturity without penalty. As of August 31, 2024, the full principal amount of the note had been advanced to the Company.

On April 23, 2024, the Company’s board of directors approved the Company’s wholly-owned subsidiary, NextTrip, to enter into a series of unsecured promissory notes with certain related parties, including investors, directors, officers and employees, who may individually provide funds for the aggregate principal amount of $1,000,000. The notes bear an annual interest rate of 7.5% and shall mature one year from the date of each note’s execution, and may be prepaid by the Company at any time prior to maturity without penalty. On August 14, 2024, at a joint meeting of the Audit Committee and the board of directors, the directors unanimously approved an increase in the principal amount of the related party line of credit to $2,000,000 on the same terms and conditions as previously approved. As of August 31, 2024, $1,411,414 had been advanced to the Company.

On May 21, 2024, NextTrip issued an unsecured promissory note, in the principal amount of $455,000 (the “Promissory Note”), to Mr. Monaco to memorialize the terms and conditions of certain working capital advances made by Mr. Monaco to NextTrip. As of August 31, 2024, the outstanding principal balance of the Line of Credit Promissory Note was $405,000. The Promissory Note accrues interest at a rate equal to 7.5% simple interest per annum, and will automatically mature and become due and payable in full on February 28, 2025, subject to certain limited exceptions. The Promissory Note, or any portion thereof, may be prepaid by NextTrip without any penalty. Mr. Monaco serves as Chairman of the Company’s board of directors. The Promissory Note was approved by the Company’s Board of Directors, including the independent members thereof.

The total amounts due to related parties at August 31, 2024 and February 29, 2024 totaled $2,718,594 and $828,277, respectively.

NOTE 13 - Related Party Transactions

On February 28, 2023, the Company entered into an Asset Purchase Agreement with Travel and Media Tech, LLC, (“TMT”), pursuant to which it purchased the right, title and interest in the “Bookit” or “NextTrip 2.0” booking engine, including customer lists, all current content associated with hotel and destination product in the booking engine (pictures, hotel descriptions, restaurant descriptions, room descriptions, amenity descriptions, and destination information.) and source code related thereto. TMT is a related entity owned by Don Monaco, the Company’s Chairman and William Kerby, the Company’s Chief Executive Officer.

Amounts due to related parties in 2024 and 2023 was $828,277 and $281,000, respectively. The amounts due in both years are to William Kerby and Donald Monaco.

The Company recorded a loss of $1,567,665 on the NextPlay related party receivable for the year ended February 29, 2024. The total amount receivable from NextPlay was $2,567,665 at February 29, 2024. NextPlay is in default under the terms of its promissory note and as a result the Company established an allowance for doubtful accounts of $1,567,665 as collectability of the note is uncertain. As of February 28, 2023, no allowance for doubtful accounts was established.